SCHEDULE OF DEFERRED INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning of the year	$ 129,812
Deferred tax assets acquired through acquisition of ZDSE		89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year		$ 129,812